Other Assets (Non-current and Current) - Summary of Other Assets (Detail) - EUR (€) € in Thousands	Dec. 31, 2021	Dec. 31, 2020
Miscellaneous Assets [Abstract]
Advances to suppliers	€ 5,842	€ 4,956
Deferred delivery and commission costs related to finished goods	4,831	2,049
Deferred costs for Natuzzi Display System	1,676	2,003
Deferred costs for slotting fees	868	1,410
Deferred costs for Service-Type Warranty	205	252
Other prepaid expenses and accrued income	305	367
Total other assets	13,727	11,037
Less current portion	(12,309)	(9,146)
Non-current portion	€ 1,418	€ 1,891